CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
System integration	$ 6,625,239	$ 33,871,122	$ 57,904,449
Hardware products	1,146,336	6,775,425	4,668,354
Total revenues	7,771,575	40,646,547	62,572,803
Cost of revenues
System integration	6,056,377	26,925,812	44,185,917
Hardware products	867,242	5,606,154	3,328,662
Total cost of revenues	6,923,619	32,531,966	47,514,579
Gross profit	847,956	8,114,581	15,058,224
Operating expenses:
Selling and marketing expenses	1,269,470	3,141,502	4,148,861
General and administrative expenses	9,052,952	15,304,437	13,904,424
Research and development expenses	650,461	1,832,239	174,726
Total operating expenses	10,972,883	20,278,178	18,228,011
Loss from continuing operations	10,124,927	12,163,597	3,169,787
Other expense:
Other (expense) income, net	(727,405)	2,849,738	1,958,726
Interest income	384,786	215,776	230,020
Interest expense	$ 948,091	2,454,522	$ 2,407,209
Loss on deconsolidation of BSST		$ (3,781,800)
Loss on deconsolidation of Yuanjie	$ (348,125)
Gain on deconsolidation of Zhi Shui Yuan and Yanyu	$ 3,457,327
Fair Value change on contingent investment consideration			$ 85,558
Total other income (expenses)	$ 1,818,492	$ (3,170,808)	(132,905)
Loss before income tax, non-controlling interest, and discontinued operations	8,306,435	15,334,405	3,302,692
Income taxes for continuing operations	403,218	29,625	1,218,607
Net loss from continuing operations	8,709,653	15,364,030	4,521,299
Income from discontinued operations, net	1,186,570	531,106	1,769,426
Net loss	7,523,083	14,832,924	2,751,873
Less: Net Loss attributable to noncontrolling interests from continuing operations	1,192,994	899,764	487,799
Net loss attributable to Tri-Tech Holding Inc. shareholders	6,330,089	13,933,160	2,264,074
Other comprehensive income
Foreign currency translation adjustment	1,363,672	1,891,873	527,672
Comprehensive loss	6,159,411	12,941,051	2,224,201
Less: Comprehensive loss attributable to noncontrolling interests	2,592,515	783,284	487,799
Comprehensive loss attributable to Tri-Tech Holding Inc.	$ 3,566,896	$ 12,157,767	$ 1,736,402
Weighted average number of ordinary shares outstanding:
Basic	8,449,774	8,342,056	8,211,089
Diluted	8,449,774	8,342,056	8,211,089
Net loss attributable to Tri-Tech Holding Inc. shareholders per share are:
Net loss from continuing operations per share -basic and diluted	$ (0.89)	$ (1.73)	$ (0.49)
Net income from discontinued operations per share - basic and diluted	0.14	0.06	0.21
Net loss per share - basic and diluted	$ (0.75)	$ (1.67)	$ (0.28)